UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Trevor Stewart Burton & Jacobsen, Inc.

Address:   405 Lexington Avenue
           New York, NY 10174


Form 13F File Number: 28-02774


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Romanna D. Kekish
Title:  Vice President
Phone:  212-972-8157

Signature,  Place,  and  Date  of  Signing:

/s/ Romanna D. Kekish              New York, NY 10174                 2/8/2013
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              64

Form 13F Information Table Value Total:  $      158,425
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
----------------------------- -------------- --------- -------- ----------------- ---------- -------- --------------------
                                                        VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
----------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ -----
ABBOTT LABORATORIES           Common         002824100       66    1,000          OTHER                     0      0  1000
ABBOTT LABORATORIES           Common         002824100     7068  107,909          SOLE                 98,664      0  9245
AFLAC INC.                    Common         001055102     8156  153,545          SOLE                131,220      0  1000
APACHE CORP                   Common         037411105     4580   58,350          SOLE                 49,260      0  9090
APPLE COMPUTER INC.           Common         037833100      282      530          SOLE                    420      0   110
BAKER HUGHES INC              Common         057224107      381    9,335          SOLE                  7,105      0   400
BANCORPSOUTH INC              Common         059692103      182   12,500          SOLE                 12,500      0     0
BARRICK GOLD CORP             Common         067901108      643   18,375          SOLE                 14,975      0  3400
BED BATH & BEYOND INC.        Common         075896100     1036   18,525          SOLE                 14,560      0  3965
C S X CORPORATION             Common         126408103     5660  286,850          SOLE                248,300      0 38550
CATERPILLAR INC               Common         149123101      269    3,000          SOLE                    700      0  2300
CHEVRON CORP                  Common         166764100     1715   15,861          SOLE                 12,111      0  3750
CLOROX COMPANY                Common         189054109      744   10,155          SOLE                  9,095      0  1060
CONOCOPHILLIPS                Common         20825C104      241    4,150          SOLE                  1,350      0  2800
DEVRY INC                     Common         251893103      873   36,800          SOLE                 34,500      0  2300
DIAMOND OFFSHORE DRILLING     Common         25271C102     6516   95,885          SOLE                 82,885      0 13000
DOLLAR GENERAL CORP           Common         256677105      238    5,400          SOLE                  5,400      0     0
DOMINION RESOURCES INC        Common         25746U109      269    5,200          SOLE                    800      0  4400
DOW CHEMICAL                  Common         260543103     6684  206,740          SOLE                176,490      0 30250
DOW CHEMICAL                  Common         260543103       48    1,500          OTHER                     0      0  1500
EMC CORP                      Common         268648102     6889  272,280          SOLE                229,630      0 42650
EMERSON ELECTRIC CO           Common         291011104     7258  137,056          SOLE                124,420      0 12636
EMERSON ELECTRIC CO           Common         291011104       74    1,400          OTHER                     0      0     0
EXXON MOBIL CORPORATION       Common         30231G102      577    6,672          SOLE                    616      0  6056
FRANKLIN STREET PPTYS CORP    Common         35471R106      148   12,000          SOLE                 12,000      0     0
GOLDCORP INC                  Common         380956409      740   20,175          SOLE                 17,075      0  3100
GRANITE CONSTRUCTION INC.     Common         387328107     1778   52,900          SOLE                 41,400      0 11500
HARRIS CORP                   Common         413875105     7362  150,375          SOLE                125,705      0 24670
HARRIS CORP                   Common         413875105       49    1,000          OTHER                     0      0  1000
HERSHEY FOODS CORP            Common         427866108     1011   14,005          SOLE                 12,845      0  1160
HEWLETT-PACKARD CO            Common         428236103     2435  170,900          SOLE                138,400      0 32500
HEWLETT-PACKARD CO            Common         428236103        7      500          OTHER                     0      0   500
HONDA MOTOR CO LTD ADR        Common         438128308     3786  102,480          SOLE                 90,380      0 12100
HONEYWELL INT'L INC.          Common         438516106     6726  105,975          SOLE                 89,825      0 16150
HONEYWELL INT'L INC.          Common         438516106       63    1,000          OTHER                     0      0  1000
ILLINOIS TOOL WORKS INC       Common         452308109      922   15,165          SOLE                 11,035      0  4130
J.P. MORGAN CHASE & CO        Common         46625H100      312    7,100          SOLE                  3,600      0  3500
JACOBS ENGINEERING GRP        Common         469814107     6435  151,170          SOLE                128,950      0 22220
JACOBS ENGINEERING GRP        Common         469814107       64    1,500          OTHER                     0      0  1500
JOHNSON & JOHNSON INC         Common         478160104      308    4,400          SOLE                      0      0  4400
LINCOLN NATIONAL CORP         Common         534187109     1124   43,400          SOLE                 39,300      0  4100
MARRIOTT INTL INC             Common         571903202     3465   92,975          SOLE                 73,625      0 19350
MCCORMICK & CO INC            Common         579780206      713   11,225          SOLE                  8,755      0  2470
MCDONALD'S  CORP              Common         580135101     2663   30,190          SOLE                 26,985      0  3205
MCDONALD'S  CORP              Common         580135101       44      500          OTHER                     0      0   500
MICROSOFT CORP                Common         594918104     6215  232,700          SOLE                195,400      0 37300
MOSAIC CO                     Common         61945C103     5690  100,480          SOLE                 86,965      0 13515
NEWMONT MINING CORP           Common         651639106     1878   40,450          SOLE                 38,950      0  1500
OMNICOM GROUP                 Common         681919106     5143  102,950          SOLE                 91,730      0 11220
PEPSICO INC                   Common         713448108     1259   18,395          SOLE                 15,340      0  3055
PRAXAIR INC                   Common         74005P104      471    4,300          SOLE                  1,000      0  3300
PROCTER & GAMBLE CO           Common         742718109      482    7,100          SOLE                  4,300      0  2800
QUALCOMM INC                  Common         747525103      820   13,250          SOLE                  8,600      0  4650
RAYTHEON CO                   Common         755111507     2019   35,080          SOLE                 27,930      0  7150
ST JUDE MEDICAL INC.          Common         790849103     5782  160,000          SOLE                140,450      0 19550
ST JUDE MEDICAL INC.          Common         790849103       54    1,500          OTHER                     0      0  1500
STRYKER CORP                  Common         863667101     6699  122,195          SOLE                106,585      0 15610
TARGET CORP                   Common         87612E106     6709  113,390          SOLE                 97,520      0 15870
TEREX CORP                    Common         880779103     7287  259,220          SOLE                233,100      0 26120
THERMO FISHER SCIENTIFIC INC. Common         883556102     1455   22,810          SOLE                 18,165      0  4645


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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
----------------------------- -------------- --------- -------- ----------------- ---------- -------- --------------------
                                                        VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
----------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ -----
URS CORP                      Common         903236107     5121  130,450          SOLE                112,950      0 17500
URS CORP                      Common         903236107       39    1,000          OTHER                     0      0  1000
VERIZON COMMUNICATIONS        Common         92343V104      383    8,849          SOLE                  1,749      0  7100
WALGREEN CO                   Common         931422109      315    8,500          SOLE                  3,000      0  5500


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